Convertible Promissory Notes Payable and Notes Payable - Schedule of Fair Value of Derivative Liabilities Estimated Using Black-Sholes Valuation Model (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expected Dividend Rate [Member]
Fair value derivative liabilities measurement, percentage	0.00	0.00
Expected Term [Member] | Minimum [Member]
Fair value derivative liabilities term (in years)	9 months	18 days
Expected Term [Member] | Maximum [Member]
Fair value derivative liabilities term (in years)	5 years	5 years
Volatility [Member] | Minimum [Member]
Fair value derivative liabilities measurement, percentage	154.2	127.5
Volatility [Member] | Maximum [Member]
Fair value derivative liabilities measurement, percentage	372.3	228.7
Risk Free Interest Rate [Member] | Minimum [Member]
Fair value derivative liabilities measurement, percentage	0.09	1.39
Risk Free Interest Rate [Member] | Maximum [Member]
Fair value derivative liabilities measurement, percentage	1.62	2.40